Shareholder Fees - (Allspring Managed Account CoreBuilder Shares Series CP) - (Allspring CoreBuilder Shares - Series CP) - Series CP	Aug. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%